Derivative financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income, Hedged loans	$ 365
Interest expenses, Hedge financial assets for sale of securities	$ 3,100
Description of duration of hedging, financial assets		5 years 2 months 12 days	6 years 2 months 12 days